Significant Accounting Policies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 20, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies (Details) [Line Items]
Totaling approximately		$ 800,000
SegmentReportingDescribtion		The entity’s reportable segments are its business and geographical segments for which a majority of their revenue is earned from sales to external customers and for which: ●revenue from sales to external customers and from transactions with other segments is 10% or more of the total revenue, external and internal, of all segments; or ●segment result, whether profit or loss, is 10% or more the combined result of all segments in profit or the combined result of all segments in loss, whichever is greater in absolute amount; or ●assets are 10% or more of the total assets of all segments. Segments deemed too small for separate reporting may be combined with each other, if related, but they may not be combined with other significant segments for which information is reported internally. Alternatively, they may be separately reported. If neither combined nor separately reported, they must be included as an unallocated reconciling item. The Company reports in one segment including (i) the provision of cash solutions (i.e., efficient cash management) and cash handling services to customers including cash transportation, cash processing and ATM services markets in Thailand, which represents 97.6% of our revenues; (ii) information security; and (iii) robotics AI solutions.
Sale of robots
Post-tax profit higher/lower			$ 210,000	$ 193,000
Borrowings interest rates basis points			100
Post-tax interest rate risk		$ 14,000	$ 12,000	132,000
Restricted cash		$ 1,530,000
Trade receivables and other receivables decription		In determining the amount of the allowance for doubtful accounts, prior to January 1, 2020, the Company applied the following percentages: 5% to receivables from 61 to 90 days; 30% to receivables from 91 to 180 days and 60% to receivables from 181 to 365 days. Account balances older than one year were charged off against the allowance after all means of collection of been exhausted (both legally and commercially speaking) and the potential for recovery was considered remote. No allowance was established for the Company’s due from related parties and other receivables as the amounts were deemed fully collectible.
Bad debt expense			2,872	19,554
Commercial contracts tax rate		3.00%
Governmental contracts tax rate		1.00%
Revenue amounting		$ 35,041,563	37,433,467	38,571,080
Related party		111,627	215,315
Related lawsuits		773,858
Actuarial loss		627,193	8,772	$ 131,713
Bottom Range [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.001
Top Range [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.003
Top of range [member]
Significant Accounting Policies (Details) [Line Items]
Post-tax profit higher/lower		$ 228,000
Bottom of range [member]
Significant Accounting Policies (Details) [Line Items]
Post-tax profit higher/lower			$ 210,000